Other Disclosures - Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leasing activities
Minimum lease payments payable under non-cancellable operating lease	$ 75,000
Minimum operating lease payments recognised as expense	145,000	$ 141,000	$ 135,000
Security Deposit	5,000	$ 5,000
2018
Leasing activities
Minimum lease payments payable under non-cancellable operating lease	72,000
2019
Leasing activities
Minimum lease payments payable under non-cancellable operating lease	3,000
Through May 2022
Leasing activities
Minimum lease payments payable under non-cancellable operating lease	$ 2,000